Financial Risks - Summary Of Maturity Analysis For Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	€ 13,140	€ 11,193
Net settled cash outflows	(19,505)	(11,444)
Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	117,396	36,863
Gross settled cash outflows	(126,850)	(32,451)
Not later than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	683	612
Net settled cash outflows	(780)	(797)
Not later than 1 year [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	4,300	23,118
Gross settled cash outflows	(4,895)	(23,429)
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	3,442	2,293
Net settled cash outflows	(3,032)	(1,784)
1-5 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	3,728	3,073
Gross settled cash outflows	(7,080)	(2,267)
Over 5 through 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	3,640	2,870
Net settled cash outflows	(3,102)	(2,258)
Over 5 through 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	5,034	3,119
Gross settled cash outflows	(9,499)	(1,974)
Over 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	5,375	5,418
Net settled cash outflows	(12,591)	(6,604)
Over 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	104,335	7,554
Gross settled cash outflows	€ (105,376)	€ (4,782)